Sales - Trade receivables - Additional information (Details) - Spain, operating segment [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Installment term	24 months
Proceeds from the sale of receivables	€ 185	€ 100